Description of Business and Organization - Summary of Revised Valuation of Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,803,200	$ 786,900	$ 546,700	$ 459,000
Restricted cash and cash equivalents	84,500
Trade and notes receivable, net	441,200	179,700
Inventories and other current assets, net	172,300	60,700
Advertising fund restricted assets	53,000
Deferred income taxes, net	86,600	38,000
Total current assets	2,640,800	1,065,300
Property and equipment, net	2,437,100	801,500
Intangible assets, net	10,445,100	2,796,000
Goodwill	5,230,100	630,000	619,200
Net investment in property leased to franchisees	140,500	163,100
Other assets, net	444,400	329,600
Total assets	21,338,000	5,785,500
Current liabilities:
Accounts and drafts payable	223,000	31,100
Accrued advertising	25,900	56,500
Other accrued liabilities	335,600	155,000
Gift card liability	187,000	22,000
Advertising fund liabilities	45,500
Current portion of long-term debt and capital leases	1,128,800	81,400
Total current liabilities	1,945,800	346,000
Term debt, net of current portion	8,826,500	2,837,200
Capital leases, net of current portion	243,700	75,400
Other liabilities, net	707,800	317,900
Deferred income taxes, net	1,982,800	692,800
Total liabilities	13,706,600	4,269,300
Shareholders' equity:
Common shares	1,755,000	3,500
Retained earnings	231,000	225,500
Accumulated other comprehensive income (loss)	(108,600)	54,600	(110,300)	(113,300)
Total Restaurant Brands International Inc. shareholders' equity	1,877,400	1,516,200
Noncontrolling interests	2,457,000
Total shareholders' equity	4,334,400	1,516,200	$ 1,175,000	$ 1,049,200
Total liabilities, redeemable preferred shares and shareholders' equity	21,338,000	$ 5,785,500
Redeemable Preferred Stock [Member]
Current liabilities:
Redeemable preferred shares	3,297,000
Scenario, Previously Reported [Member]
Current assets:
Cash and cash equivalents	1,803,200
Restricted cash and cash equivalents	84,500
Trade and notes receivable, net	439,900
Inventories and other current assets, net	194,900
Advertising fund restricted assets	53,000
Deferred income taxes, net	85,600
Total current assets	2,661,100
Property and equipment, net	2,539,600
Intangible assets, net	9,441,100
Goodwill	5,851,300
Net investment in property leased to franchisees	140,500
Other assets, net	530,400
Total assets	21,164,000
Current liabilities:
Accounts and drafts payable	223,000
Accrued advertising	25,900
Other accrued liabilities	318,800
Gift card liability	187,000
Advertising fund liabilities	45,600
Current portion of long-term debt and capital leases	1,124,900
Total current liabilities	1,925,200
Term debt, net of current portion	8,936,700
Capital leases, net of current portion	175,700
Other liabilities, net	644,100
Deferred income taxes, net	1,862,100
Total liabilities	13,543,800
Shareholders' equity:
Common shares	1,755,000
Retained earnings	227,600
Accumulated other comprehensive income (loss)	(111,700)
Total Restaurant Brands International Inc. shareholders' equity	1,870,900
Noncontrolling interests	2,452,300
Total shareholders' equity	4,323,200
Total liabilities, redeemable preferred shares and shareholders' equity	21,164,000
Scenario, Previously Reported [Member] | Redeemable Preferred Stock [Member]
Current liabilities:
Redeemable preferred shares	3,297,000
Restatement Adjustment [Member]
Current assets:
Trade and notes receivable, net	1,300
Inventories and other current assets, net	(22,600)
Deferred income taxes, net	1,000
Total current assets	(20,300)
Property and equipment, net	(102,500)
Intangible assets, net	1,004,000
Goodwill	(621,200)
Other assets, net	(86,000)
Total assets	174,000
Current liabilities:
Other accrued liabilities	16,800
Advertising fund liabilities	(100)
Current portion of long-term debt and capital leases	3,900
Total current liabilities	20,600
Term debt, net of current portion	(110,200)
Capital leases, net of current portion	68,000
Other liabilities, net	63,700
Deferred income taxes, net	120,700
Total liabilities	162,800
Shareholders' equity:
Retained earnings	3,400
Accumulated other comprehensive income (loss)	3,100
Total Restaurant Brands International Inc. shareholders' equity	6,500
Noncontrolling interests	4,700
Total shareholders' equity	11,200
Total liabilities, redeemable preferred shares and shareholders' equity	$ 174,000